PREPAID DEPOSITS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Prepaid Deposits
SCHEDULE OF PREPAID DEPOSITS

Prepaid deposits consisted of the following:

	June 30, 2022	March 31, 2022

Prepaid rent	$6,759	$6,759
Prepaid cards inventory	77,900	77,900
Prepaid Business Identification Number	209,547	180,847
Other	-	5,000
Total	$294,206	$270,506

Prepaid deposits consisted of the following:

	March 31, 2022	March 31, 2021
Prepaid rent	$6,759	$5,759
Prepaid cards inventory	77,900	49,313
Prepaid Business Identification Number	180,847	100,000
Other	5,000	-
Total	$270,506	$155,072